SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)			6 Months Ended			12 Months Ended
	Sep. 20, 2024 USD ($)	Oct. 01, 2019	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) item	Sep. 30, 2023 USD ($) item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash			$ 1,044,943
Goodwill impairment			0
Lease, Practical expedients		true
Government grants			19,534	$ 14,002	$ 59,360
Deferred government grants			357,982			$ 213,112
Advertising costs			$ 22,843	$ 55,240	$ 48,820
Number of units in the fund | item						20,000	20,000
Fair value of fund							$ 13,943,019
Proceeds from Sale and Maturity of Marketable Securities	$ 4,800,000
Value of Remaining Redemption Assets in the Fund	$ 14,770,000
Number of shares to be received for redemption of remaining assets fund | shares			18,621,000
Value for shares to be received for redemption of remaining assets fund			$ 13,258,152
Average Stock price Per Share | $ / shares			$ 0.712
Impairment of long-lived assets			$ 0			$ 0
Fair value of the stock			$ 9,143,019